Matthews China Small Companies FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.8%
	Shares	Value
Information Technology: 34.4%
Semiconductors & Semiconductor Equipment: 15.4%
LandMark Optoelectronics Corp.	50,000	$2,624,987
ACM Research, Inc. Class Ab	56,869	2,237,795
Wuxi NCE Power Co., Ltd. A Shares	382,500	2,059,521
Jiangsu Leadmicro Nano Technology Co., Ltd. A Shares	109,201	1,033,400
ASMPT, Ltd.	69,900	904,769
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	19,848	766,906
Montage Technology Co., Ltd. H Shares[b]	38,400	754,171
WIN Semiconductors Corp.[c]	56,000	609,545
eMemory Technology, Inc.	6,000	510,876
		11,501,970
Electronic Equipment, Instruments & Components: 15.1%
Wasion Holdings, Ltd.	1,004,000	3,644,846
Castech, Inc. A Shares	161,800	1,618,815
Xiamen Faratronic Co., Ltd. A Shares	85,200	1,565,850
Kingboard Laminates Holdings, Ltd.	597,000	1,486,621
All Ring Tech Co., Ltd.[c]	53,000	1,329,393
FIT Hon Teng, Ltd.[b,d,e]	1,015,000	909,603
Elite Material Co., Ltd.	9,000	768,118
		11,323,246
IT Services: 2.2%
Kingsoft Cloud Holdings, Ltd. ADR[b]	87,266	1,165,874
SUNeVision Holdings, Ltd.	662,000	463,510
		1,629,384
Software: 1.0%
Minimax Group, Inc.[b]	5,960	706,501
Communications Equipment: 0.7%
Browave Corp.[c]	22,000	536,836
Total Information Technology		25,697,937

Industrials: 26.3%
Electrical Equipment: 11.0%
Time Interconnect Technology, Ltd.	1,532,000	3,062,998
Hongfa Technology Co., Ltd. A Shares	721,619	2,947,385
Shenzhen Megmeet Electrical Co., Ltd. A Shares	92,400	1,344,790
Xuji Electric Co., Ltd. A Shares	214,300	858,631
		8,213,804
Construction & Engineering: 6.1%
Acter Technology Integration Group Co., Ltd. A Shares	268,400	4,123,542
Sinopec Engineering Group Co., Ltd. H Shares	524,000	394,527
		4,518,069
Machinery: 5.6%
China Yuchai International, Ltd.	29,561	1,138,099
Kaori Heat Treatment Co., Ltd.	35,000	979,960
Neway Valve Suzhou Co., Ltd. A Shares	124,500	883,246
Sany Heavy Equipment International Holdings Co., Ltd.	470,000	667,383
Precision Tsugami China Corp., Ltd.[e]	115,000	507,234
		4,175,922

	Shares	Value
Marine Transportation: 2.6%
SITC International Holdings Co., Ltd.	450,500	$1,972,525
Commercial Services & Supplies: 1.0%
China Everbright Environment Group, Ltd.	1,103,000	758,860
Total Industrials		19,639,180

Consumer Discretionary: 10.0%
Hotels, Restaurants & Leisure: 5.2%
Atour Lifestyle Holdings, Ltd. ADR	79,642	2,931,622
DPC Dash, Ltd.[b]	163,000	993,649
		3,925,271
Automobile Components: 4.8%
Minth Group, Ltd.	580,000	2,422,979
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	159,303	844,282
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	56,800	301,930
		3,569,191
Total Consumer Discretionary		7,494,462

Materials: 8.4%
Chemicals: 4.3%
Sunresin New Materials Co., Ltd. A Shares	294,500	2,836,212
Dongyue Group, Ltd.	283,000	395,187
		3,231,399
Metals & Mining: 4.1%
Jiangsu Boqian New Materials Stock Co., Ltd. A Shares	159,500	2,156,104
MMG, Ltd.[b]	983,200	931,533
		3,087,637
Total Materials		6,319,036

Health Care: 5.8%
Biotechnology: 2.5%
Duality Biotherapeutics, Inc.[b]	39,400	1,506,723
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[b]	5,600	332,142
		1,838,865
Pharmaceuticals: 2.2%
HUTCHMED China, Ltd.[b]	416,500	1,212,928
Grand Pharmaceutical Group, Ltd.	499,000	457,685
		1,670,613
Health Care Equipment & Supplies: 1.1%
Shanghai Conant Optical Co., Ltd. H Shares	135,700	808,856
Total Health Care		4,318,334

Real Estate: 3.1%
Real Estate Management & Development: 3.1%
China Overseas Property Holdings, Ltd.	1,795,000	910,758
Greentown China Holdings, Ltd.	792,500	887,705
Yuexiu Property Co., Ltd.	1,099,000	533,044
Total Real Estate		2,331,507
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Matthews China Small Companies FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Energy: 2.9%
Energy Equipment & Services: 2.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	153,200	$2,193,078
Total Energy		2,193,078

Communication Services: 1.2%
Entertainment: 1.2%
XD, Inc.[e]	114,200	891,058
Total Communication Services		891,058

Utilities: 1.0%
Gas Utilities: 1.0%
ENN Natural Gas Co., Ltd. A Shares	235,542	758,506
Total Utilities		758,506

Consumer Staples: 0.7%
Personal Care Products: 0.7%
Giant Biogene Holding Co., Ltd.[d,e]	149,400	528,066
Total Consumer Staples		528,066

Total Investments: 93.8%		70,171,164
(Cost $58,287,896)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.2%		4,613,495
Net Assets: 100.0%		$74,784,659

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,475,774 and 3.31% of net assets.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $1,437,669, which is 1.92% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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